Cover Page	Sep. 16, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 16, 2019
Entity Registrant Name	SPIRIT REALTY CAPITAL, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36004
Entity Tax Identification Number	20-1676382
Entity Central Index Key	0001308606
Amendment Flag	false
Entity Address, Address Line One	2727 North Harwood Street, Suite 300
Entity Address, Address Line Two	Dallas, Texas 75201
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	476-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE
Trading Symbol	SRC
Series A Cumulative Redeemable Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Cumulative Redeemable Preferred Stock
Security Exchange Name	NYSE
Trading Symbol	SRC-A
Spirit Realty L P [Member]
Document Information [Line Items]
Entity Registrant Name	SPIRIT REALTY, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-216815-01
Entity Tax Identification Number	20-1127940
Amendment Flag	false
Entity Emerging Growth Company	false